Consolidated Schedule of Investments(a)
Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)
January 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-11.11%
U.S. Treasury Bills-11.11%(b)
5.12%–5.27%, 05/16/2024(c)	$2,000,000	$1,969,793
4.98%, 07/18/2024(c)	1,000,000	976,737
Total U.S. Treasury Securities (Cost $2,946,193)		2,946,530
	Shares
Money Market Funds-88.63%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.22%(d)(e)	20,461,078	20,461,078
	Shares	Value
Money Market Funds-(continued)
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 5.46%(d)(e)	3,046,928	$3,046,928
Total Money Market Funds (Cost $23,508,006)		23,508,006
TOTAL INVESTMENTS IN SECURITIES-99.74% (Cost $26,454,199)		26,454,536
OTHER ASSETS LESS LIABILITIES-0.26%		69,876
NET ASSETS-100.00%		$26,524,412
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$2,946,530 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$11,891,126	$41,342,567	$(32,772,615)	$-	$-	$20,461,078	$281,631
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	578,199	8,838,357	(6,369,628)	-	-	3,046,928	26,106
Total	$12,469,325	$50,180,924	$(39,142,243)	$-	$-	$23,508,006	$307,737

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
CME Feeder Cattle	9	March-2024	$1,080,675	$109,036	$109,036
Cocoa	74	March-2024	3,568,280	573,415	573,415
Coffee ’C’	46	March-2024	3,347,362	287,128	287,128
Corn	129	September-2024	3,041,175	(217,934)	(217,934)
Cotton No. 2	19	March-2024	809,115	49,769	49,769
KC Wheat	49	July-2024	1,507,975	(114,658)	(114,658)
Lean Hogs	66	April-2024	2,239,380	211,128	211,128
Live Cattle	45	April-2024	3,252,600	128,146	128,146
Soybean	51	November-2024	3,059,363	(197,057)	(197,057)
Sugar No. 11	118	June-2024	3,009,283	(28,477)	(28,477)
Wheat	51	July-2024	1,556,138	(58,495)	(58,495)
Total Futures Contracts				$742,001	$742,001
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Consolidated Schedule of Investments(a)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
January 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-22.91%
U.S. Treasury Bills-22.91%(b)
4.98%, 07/18/2024(c) (Cost $2,051,102)	$2,100,000	$2,051,147
	Shares
Money Market Funds-76.29%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.22%(d)(e) (Cost $6,829,967)	6,829,967	6,829,967
TOTAL INVESTMENTS IN SECURITIES-99.20% (Cost $8,881,069)		8,881,114
OTHER ASSETS LESS LIABILITIES-0.80%		71,751
NET ASSETS-100.00%		$8,952,865
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$2,051,147 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$9,645,326	$13,813,765	$(16,629,124)	$-	$-	$6,829,967	$90,243
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	178,264	10,346,030	(10,524,293)	-	(1)	-	11,474
Total	$9,823,590	$24,159,795	$(27,153,417)	$-	$(1)	$6,829,967	$101,717

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cobalt Fastmarkets	29	March-2024	$895,076	$(121,689)	$(121,689)
Lithium Hydroxide Fastmarkets	17	April-2024	266,050	(48,221)	(48,221)
Lithium Hydroxide Fastmarkets	17	May-2024	266,050	(48,221)	(48,221)
Lithium Hydroxide Fastmarkets	17	June-2024	282,200	(32,071)	(32,071)
LME Copper	8	December-2024	1,739,100	96,276	96,276
LME Nickel	33	March-2024	3,198,096	(92,040)	(92,040)
LME Primary Aluminum	30	December-2024	1,786,440	41,752	41,752
SGX Iron Ore 62%	38	March-2024	493,202	(4,866)	(4,866)
Total Futures Contracts				$(209,080)	$(209,080)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Consolidated Schedule of Investments(a)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
January 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-56.00%
U.S. Treasury Bills-56.00%(b)
5.30%, 03/07/2024	$1,000,000,000	$994,880,400
5.23%, 05/23/2024	600,000,000	590,360,766
5.19%, 06/06/2024(c)	1,000,000,000	982,136,000
Total U.S. Treasury Securities (Cost $2,566,558,874)		2,567,377,166
	Shares
Money Market Funds-41.27%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.22%(d)(e)	1,618,583,994	1,618,583,994
	Shares	Value
Money Market Funds-(continued)
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 5.46%(d)(e)	273,400,713	$273,400,713
Total Money Market Funds (Cost $1,891,984,707)		1,891,984,707
TOTAL INVESTMENTS IN SECURITIES-97.27% (Cost $4,458,543,581)		4,459,361,873
OTHER ASSETS LESS LIABILITIES-2.73%		125,104,566
NET ASSETS-100.00%		$4,584,466,439
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$196,420,000 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$2,641,404,268	$2,072,247,881	$(3,095,068,155)	$-	$-	$1,618,583,994	$27,065,175
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	572,523,876	905,745,500	(1,204,868,663)	-	-	273,400,713	4,052,613
Total	$3,213,928,144	$2,977,993,381	$(4,299,936,818)	$-	$-	$1,891,984,707	$31,117,788

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	2,144	October-2024	$166,160,000	$5,735,569	$5,735,569
Corn	3,009	September-2024	70,937,175	(4,820,293)	(4,820,293)
Gasoline RBOB	1,990	November-2024	171,890,628	6,212,621	6,212,621
Gold	545	April-2024	112,673,300	1,916,440	1,916,440
LME Copper	276	December-2024	59,998,950	1,497,828	1,497,828
LME Primary Aluminum	990	May-2024	56,655,473	(199,961)	(199,961)
LME Zinc	871	March-2024	54,858,846	132,886	132,886
Natural Gas	2,459	April-2024	54,319,310	(16,798,094)	(16,798,094)
NY Harbor ULSD	1,601	May-2024	174,351,782	10,151,193	10,151,193
Silver	232	March-2024	26,876,040	(164,677)	(164,677)
Soybean	1,193	November-2024	71,565,087	(3,062,356)	(3,062,356)
Sugar No. 11	2,770	June-2024	70,641,648	(2,983,015)	(2,983,015)
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2024
(Unaudited)
Open Futures Contracts—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Wheat	2,384	July-2024	$72,741,800	$(3,165,769)	$(3,165,769)
WTI Crude Oil	2,258	November-2024	164,585,620	5,775,273	5,775,273
Total Futures Contracts				$227,645	$227,645

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
Citibank, N.A.	Receive	Citigroup Global Markets Limited Commodity Index	0.21%	Monthly	February-2024	$350,000,000	$—	$3,153,098	$3,153,098
Goldman Sachs International	Receive	Goldman Sachs Managed Commodity Strategy GSEBA001	0.22	Monthly	February-2024	425,000,000	—	3,884,480	3,884,480
JPMorgan	Receive	J.P. Morgan Excess Return JMCUINVE Index	0.20	Monthly	February-2024	500,000,000	—	4,507,648	4,507,648
Macquarie Bank Ltd.	Receive	Macquarie MQCP322E Managed Futures Index	0.21	Monthly	February-2024	550,000,000	—	4,953,803	4,953,803
Merrill Lynch International	Receive	Merrill Lynch MLBXIVMB Excess Return Index	0.22	Monthly	February-2024	475,000,000	—	4,198,475	4,198,475
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCYIZ02 Index	0.20	Monthly	February-2024	375,000,000	—	3,380,395	3,380,395
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.20	Monthly	February-2024	550,000,000	—	4,958,374	4,958,374
Total - Total Return Swap Agreements							$—	$29,036,273	$29,036,273

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $97,974,656.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2024
(Unaudited)
Reference Entity Components
Reference Entity	Underlying Components	Percentage
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	Heating Oil	13.02%
	RBOB Gasoline	12.89
	Brent Crude Oil	12.60
	WTI Crude Oil	12.42
	Gold	8.50
	Wheat	5.46
	Soybean	5.37
	Corn	5.36
	Sugar	5.34
	Copper	4.50
	Aluminium	4.28
	Zinc	4.15
	Natural Gas	4.05
	Silver	2.06
	Total	100.00%
Goldman Sachs Managed Commodity Strategy GSEBA001
	Long Futures Contracts
	RBOB Gasoline	13.03%
	Brent Crude Oil	12.80
	WTI Crude Oil	12.68
	Heating Oil	12.45
	Gold	8.51
	Wheat	5.46
	Soybean	5.37
	Corn	5.36
	Sugar	5.34
	Copper	4.47
	Aluminium	4.27
	Zinc	4.14
	Natural Gas	4.05
	Silver	2.07
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2024
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
JPMorgan Excess Return JMCUINVE Index
	Long Futures Contracts
	Heating Oil	13.02%
	RBOB Gasoline	12.89
	Brent Crude Oil	12.60
	WTI Crude Oil	12.42
	Gold	8.50
	Wheat	5.46
	Soybean	5.37
	Corn	5.36
	Sugar	5.34
	Copper	4.50
	Aluminum	4.28
	Natural Gas	4.05
	Silver	2.06
	Zinc	4.15
	Total	100.00%
Macquarie MQCP322E Managed Futures Index
	Long Futures Contracts
	Heating Oil	13.02%
	RBOB Gasoline	12.89
	Brent Crude Oil	12.60
	WTI Crude Oil	12.42
	Gold	8.50
	Wheat	5.46
	Soybean	5.37
	Corn	5.36
	Sugar	5.34
	Copper	4.50
	Aluminium	4.28
	Zinc	4.15
	Natural Gas	4.05
	Silver	2.06
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2024
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Merrill Lynch MLBXIVMB Excess Return Index
	Long Futures Contracts
	Heating Oil	12.70%
	RBOB Gasoline	12.70
	Brent Crude Oil	12.40
	WTI Crude Oil	12.20
	Gold	8.70
	Wheat	5.60
	Corn	5.40
	Soybean	5.40
	Sugar	5.40
	Copper	4.60
	Aluminum	4.40
	Zinc	4.30
	Natural Gas	4.00
	Silver	2.20
	Total	100.00%
Morgan Stanley MSCYIZ02 Index
	Long Futures Contracts
	Heating Oil	13.02%
	RBOB Gasoline	12.89
	Brent Crude Oil	12.60
	WTI Crude Oil	12.42
	Gold	8.50
	Wheat	5.46
	Soybean	5.37
	Corn	5.36
	Sugar	5.34
	Copper	4.50
	Aluminium	4.28
	Zinc	4.15
	Natural Gas	4.05
	Silver	2.06
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2024
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Enhanced Commodity PS01 Index
	Long Futures Contracts
	Heating Oil	13.02%
	RBOB Gasoline	12.89
	Brent Crude Oil	12.60
	WTI Crude Oil	12.42
	Gold	8.50
	Wheat	5.46
	Soybean	5.37
	Corn	5.36
	Sugar	5.34
	Copper	4.50
	Aluminium	4.28
	Zinc	4.15
	Natural Gas	4.05
	Silver	2.06
	Total	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Notes to Quarterly Consolidated Schedules of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Agriculture Commodity Strategy No K-1 ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,946,530	$-	$2,946,530
Money Market Funds	23,508,006	-	-	23,508,006
Total Investments in Securities	23,508,006	2,946,530	-	26,454,536
Other Investments - Assets*
Futures Contracts	1,358,622	-	-	1,358,622
Other Investments - Liabilities*
Futures Contracts	(616,621)	-	-	(616,621)
Total Other Investments	742,001	-	-	742,001
Total Investments	$24,250,007	$2,946,530	$-	$27,196,537
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,051,147	$-	$2,051,147
Money Market Funds	6,829,967	-	-	6,829,967
Total Investments in Securities	6,829,967	2,051,147	-	8,881,114
Other Investments - Assets*
Futures Contracts	138,028	-	-	138,028
Other Investments - Liabilities*
Futures Contracts	(347,108)	-	-	(347,108)
Total Other Investments	(209,080)	-	-	(209,080)
Total Investments	$6,620,887	$2,051,147	$-	$8,672,034

	Level 1	Level 2	Level 3	Total
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,567,377,166	$-	$2,567,377,166
Money Market Funds	1,891,984,707	-	-	1,891,984,707
Total Investments in Securities	1,891,984,707	2,567,377,166	-	4,459,361,873
Other Investments - Assets*
Futures Contracts	31,421,810	-	-	31,421,810
Swap Agreements	-	29,036,273	-	29,036,273
	31,421,810	29,036,273	-	60,458,083
Other Investments - Liabilities*
Futures Contracts	(31,194,165)	-	-	(31,194,165)
Total Other Investments	227,645	29,036,273	-	29,263,918
Total Investments	$1,892,212,352	$2,596,413,439	$-	$4,488,625,791

*	Unrealized appreciation (depreciation).